Asset retirement obligations - Risk Free Rates (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2023	Dec. 31, 2022
Canada
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.00%	3.30%
United States
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.20%	4.10%
France
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.00%	3.40%
Netherlands
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.10%	2.70%
Germany
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.30%	2.50%
Ireland
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.70%	3.20%
Australia
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.00%	4.20%